Equity - Impact of share split (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Issued Capital and Reserves
Common shares issued and outstanding beginning	194,997,091	187,120,728	180,460,565
Share option exercises			910,163
Shares issued to former shareholders of Frame Pharmaceuticals		858,496
Shares issued for LTIP option exercises and RSU deliveries	216,338	109,374
Common shares issued and outstanding ending	223,988,675	194,997,091	187,120,728
Follow-on public offering, incl. Greenshoe
Issued Capital and Reserves
Capital Investment			5,750,000
ATM Offering Program
Issued Capital and Reserves
Shares issued	1,748,218	6,908,493
Public offering of common shares
Issued Capital and Reserves
Shares issued	27,027,028